Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,065,495,008	$ 324,121,239	¥ 1,537,557,823	¥ 2,860,938,368
Short-term investments	5,926,600,761	930,012,987	5,042,314,438
Total current assets	12,218,088,667	1,917,284,731	11,690,476,076
Non-current assets:
Investments in subsidiaries, VIEs and VIEs subsidiaries	85,581,620	13,429,624	349,275,523
Total non-current assets	1,873,036,506	293,920,300	1,707,555,634
TOTAL ASSETS	14,091,125,173	2,211,205,031	13,398,031,710
Current liabilities:
Accrued expenses and other current liabilities	376,867,814	59,138,784	336,790,094
Total current liabilities	493,517,245	77,443,625	472,608,238
Non-current liabilities	10,012,997	1,571,258
Convertible senior notes	681,400,553	106,926,616	822,004,519
TOTAL NON-CURRENT LIABILITIES	1,074,068,647	168,544,809	1,015,579,621
Total liabilities	1,567,585,892	245,988,434	1,488,187,859
Shareholders' equity
Treasury shares	(346,320,584)	(54,345,257)	(371,551,131)	¥ (362,130,324)
Additional paid-in capital	4,017,374,973	630,413,799	4,007,259,660
Accumulated other comprehensive loss	58,997,174	9,257,944	51,419,766
Retained earnings	8,904,453,278	1,397,303,028	8,315,379,200
Total shareholders' equity	12,516,686,381	1,964,141,227	11,899,843,851
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	14,091,125,173	2,211,205,031	13,398,031,710
Class A Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	132,052	20,722	132,052
Class B Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	43,836	6,879	43,836
Parent Company [Member]
Current assets:
Cash and cash equivalents	558,271,954	87,605,052	813,175,789
Short-term investments	200,238,180	31,421,740	0
Short-term amounts due from related parties	1,595,236,014	250,327,341	1,743,981,590
Total current assets	2,353,746,148	369,354,133	2,557,157,379
Non-current assets:
Investments in subsidiaries, VIEs and VIEs subsidiaries	10,850,691,369	1,702,710,255	10,178,732,276
Total non-current assets	10,850,691,369	1,702,710,255	10,178,732,276
TOTAL ASSETS	13,204,437,517	2,072,064,388	12,735,889,655
Current liabilities:
Accrued expenses and other current liabilities	2,020,586	317,074	6,206,202
Short-term amounts due to related parties	4,329,997	679,471	7,835,083
Total current liabilities	6,350,583	996,545	14,041,285
Non-current liabilities
Convertible senior notes	681,400,553	106,926,616	822,004,519
TOTAL NON-CURRENT LIABILITIES	681,400,553	106,926,616	822,004,519
Total liabilities	687,751,136	107,923,161	836,045,804
Shareholders' equity
Treasury shares	(346,320,584)	(54,345,257)	(371,551,131)
Additional paid-in capital	4,017,374,973	630,413,799	4,007,259,660
Accumulated other comprehensive loss	(58,997,174)	(9,257,944)	(51,419,766)
Retained earnings	8,904,453,278	1,397,303,028	8,315,379,200
Total shareholders' equity	12,516,686,381	1,964,141,227	11,899,843,851
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	13,204,437,517	2,072,064,388	12,735,889,655
Parent Company [Member] | Class A Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	132,052	20,722	132,052
Parent Company [Member] | Class B Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	¥ 43,836	$ 6,879	¥ 43,836